Income Taxes (Summary Of Income Tax Rates) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Federal statutory rate	34.00%	34.00%
Effect of:
Permanent differences	(0.61%)	(40.87%)
State income taxes, net of federal benefit	0.54%	10.01%
Change in valuation allowance	(642.13%)	136.18%
Federal tax rate change	618.09%
Repatriation tax on unremitted earnings	(12.68%)
Stock-based compensation		(171.34%)
Other	0.91%	29.83%
Provision for income taxes	(1.88%)	(2.19%)